Note 9 - Intangible Assets (Details) - Estimated Annual Amortization Expense for Recorded Intangible Assets $ in Thousands	Dec. 31, 2015 USD ($)
Estimated Annual Amortization Expense for Recorded Intangible Assets [Abstract]
2016	$ 15,748
2017	14,360
2018	13,045
2019	11,662
2020	$ 10,079